LEASES - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Other non-current assets	$ 170,153	$ 136,020
Liabilities:
Current lease liabilities	27,143	21,894
Long-term lease liabilities	205,362	165,034
Total lease liabilities	$ 232,505	$ 186,928
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities